UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 28, 2003

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$282,173
List of Other Managers:

No.  13F File Number	Name

      None






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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
Affiliated Computer   COM      008190100        $9,705      219273 SH          SOLE      None
92208         0    127065
Autodesk, Inc.        COM      052769106       $11,765      770975 SH          SOLE      None
339385        0    431590
CDW Computer Center   COM      125129106        $3,711       90960 SH          SOLE      None
16560        0     74400
Cabot Corporation     COM      127055101        $8,698      364531 SH          SOLE      None
167131        0    197400
Calpine Corp.         COM      131347106        $3,799     1151335 SH          SOLE      None
618210        0    533125
Chicos FAS Incorpor   COM      168615102        $9,150      457510 SH          SOLE      None
193360        0    264150
Concord EFS Incorpo   COM      206187105        $6,021      640569 SH          SOLE      None
283239        0    357330
Cooper Cameron        COM      216640102        $5,332      107696 SH          SOLE      None
47931        0     59765
Express Scripts Inc   COM      302102100        $9,434      169441 SH          SOLE      None
69121        0    100320
Family Dollar Store   COM      307000109        $8,506      275458 SH          SOLE      None
114478        0    160980
Flextronics Interna   COM      Y2573F102       $11,215     1286139 SH          SOLE      None
522774        0    763365
Fossil Incorporated   COM      349882100        $7,305      424204 SH          SOLE      None
195098        0    229106
Foundry Networks, I   COM      35063R100        $5,034      626170 SH          SOLE      None
281930        0    344240
Hanover Compressor    COM      410768105        $5,658      870392 SH          SOLE      None
389852        0    480540
HCC Insurance Holdi   COM      404132102        $9,061      354487 SH          SOLE      None
164142        0    190345
Health Management A   COM      421933102        $9,581      504260 SH          SOLE      None
204250        0    300010
Health Net Inc        COM      42222G108       $10,016      374163 SH          SOLE      None
172008        0    202155
International Recti   COM      460254105        $8,820      448408 SH          SOLE      None
188908        0    259500
Intersil Holdings     COM      46069S109        $6,066      389865 SH          SOLE      None
167910        0    221955
L-3 Communications    COM      502424104        $4,326      107695 SH          SOLE      None
47555        0     60140
Luby's Inc            COM      549282101           $26       20000 SH          SOLE      None
20000        0         0
Manpower Inc.         COM      56418H100        $9,730      325638 SH          SOLE      None
149148        0    176490
Medicis Pharmaceuti   COM      584690309       $11,219      201820 SH          SOLE      None
87950        0    113870
Micro Vision          COM      594960106          $245       52200 SH          SOLE      None
52200        0         0
National Oilwell In   COM      637071101       $10,840      484135 SH          SOLE      None
216100        0    268035
New York Community    COM      649445103        $7,386      247846 SH          SOLE      None
97756        0    150090
O'Reilly Automotive   COM      686091109        $5,230      192990 SH          SOLE      None
84295        0    108695
Priority Healthcare   COM      74264T102       $10,219      383463 SH          SOLE      None
142373        0    241090
Quest Diagnostics I   COM      74834L100        $8,603      144122 SH          SOLE      None
59132        0     84990
Ross Stores Inc       COM      778296103        $8,170      226000 SH          SOLE      None
99275        0    126725
Shaw Group            COM      820280105        $7,470      743309 SH          SOLE      None
325789        0    417520
Southwest Bancorp o   COM      84476R109        $8,217      273625 SH          SOLE      None
117320        0    156305
Supergen Inc          COM      868059106          $381      136600 SH          SOLE      None
136600        0         0
Synopsys Inc          COM      871607107        $5,421      127350 SH          SOLE      None
27400        0     99950
Synthetic Blood Int   COM      87162Q103            $4       25000 SH          SOLE      None
25000        0         0
Taro Pharmaceutical   COM      M8737E108       $10,667      278652 SH          SOLE      None
119742        0    158910
The Timberland Comp   COM      887100105        $4,205      100575 SH          SOLE      None
43375        0     57200
Veritas Software Co   COM      923436109        $8,453      480830 SH          SOLE      None
198290        0    282540
Vishay Intertechnol   COM      928298108        $7,295      716655 SH          SOLE      None
293960        0    422695
XILINX Incorporated   COM      983919101        $5,189      221640 SH          SOLE      None
94860        0    126780
TOTAL PORTFOLIO                               $282,173    15015981 SHS
6666615        0   8349366
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